Average Annual Total Returns	12 Months Ended
Sep. 30, 2014
Vanguard Capital Value Fund | Vanguard Capital Value Fund - Investor Shares
Average Annual Returns for Periods Ended December 31, 2014
One Year	5.16%
Five Years	13.86%
Ten Years	7.35%
Inception Date	Dec. 17, 2001
Vanguard Short-Term Inflation-Protected Securities | Vanguard Short-Term Inflation-Protected Securities Index Fund - Admiral Shares
Average Annual Returns for Periods Ended December 31, 2014
One Year	(1.18%)
Since Inception	(1.01%)
Inception Date	Oct. 16, 2012
Vanguard Short-Term Inflation-Protected Securities | Vanguard Short-Term Inflation-Protected Securities Index Fund - Institutional Shares
Average Annual Returns for Periods Ended December 31, 2014
One Year	(1.11%)
Since Inception	(0.96%)
Inception Date	Oct. 17, 2012
Vanguard Short-Term Inflation-Protected Securities | Vanguard Short-Term Inflation-Protected Securities Index Fund - Investor Shares
Average Annual Returns for Periods Ended December 31, 2014
One Year	(1.29%)
Since Inception	(1.11%)
Inception Date	Oct. 16, 2012
Vanguard Short-Term Inflation-Protected Securities | Vanguard Short-Term Inflation-Protected Securities Index Fund - ETF Shares
Average Annual Returns for Periods Ended December 31, 2014
One Year	(1.17%)
Since Inception	(1.01%)
Inception Date	Oct. 12, 2012
Vanguard U.S. Value Fund | Vanguard U.S. Value Fund - Investor Shares
Average Annual Returns for Periods Ended December 31, 2014
One Year	14.68%
Five Years	16.55%
Ten Years	6.89%
Inception Date	Jun. 29, 2000
Return After Taxes on Distributions | Vanguard Capital Value Fund | Vanguard Capital Value Fund - Investor Shares
Average Annual Returns for Periods Ended December 31, 2014
One Year	0.98%
Five Years	11.94%
Ten Years	5.91%
Return After Taxes on Distributions | Vanguard Short-Term Inflation-Protected Securities | Vanguard Short-Term Inflation-Protected Securities Index Fund - Admiral Shares
Average Annual Returns for Periods Ended December 31, 2014
One Year	(1.53%)
Since Inception	(1.19%)
Return After Taxes on Distributions | Vanguard Short-Term Inflation-Protected Securities | Vanguard Short-Term Inflation-Protected Securities Index Fund - Institutional Shares
Average Annual Returns for Periods Ended December 31, 2014
One Year	(1.47%)
Since Inception	(1.15%)
Return After Taxes on Distributions | Vanguard Short-Term Inflation-Protected Securities | Vanguard Short-Term Inflation-Protected Securities Index Fund - ETF Shares
Average Annual Returns for Periods Ended December 31, 2014
One Year	(1.52%)
Since Inception	(1.19%)
Return After Taxes on Distributions | Vanguard U.S. Value Fund | Vanguard U.S. Value Fund - Investor Shares
Average Annual Returns for Periods Ended December 31, 2014
One Year	14.24%
Five Years	16.13%
Ten Years	6.09%
Return After Taxes on Distributions and Sale of Fund Shares | Vanguard Capital Value Fund | Vanguard Capital Value Fund - Investor Shares
Average Annual Returns for Periods Ended December 31, 2014
One Year	3.83%
Five Years	10.46%
Ten Years	5.58%
Return After Taxes on Distributions and Sale of Fund Shares | Vanguard Short-Term Inflation-Protected Securities | Vanguard Short-Term Inflation-Protected Securities Index Fund - Admiral Shares
Average Annual Returns for Periods Ended December 31, 2014
One Year	(0.67%)
Since Inception	(0.85%)
Return After Taxes on Distributions and Sale of Fund Shares | Vanguard Short-Term Inflation-Protected Securities | Vanguard Short-Term Inflation-Protected Securities Index Fund - Institutional Shares
Average Annual Returns for Periods Ended December 31, 2014
One Year	(0.63%)
Since Inception	(0.81%)
Return After Taxes on Distributions and Sale of Fund Shares | Vanguard Short-Term Inflation-Protected Securities | Vanguard Short-Term Inflation-Protected Securities Index Fund - ETF Shares
Average Annual Returns for Periods Ended December 31, 2014
One Year	(0.66%)
Since Inception	(0.85%)
Return After Taxes on Distributions and Sale of Fund Shares | Vanguard U.S. Value Fund | Vanguard U.S. Value Fund - Investor Shares
Average Annual Returns for Periods Ended December 31, 2014
One Year	8.66%
Five Years	13.40%
Ten Years	5.46%
Based on Market Value | Vanguard Short-Term Inflation-Protected Securities | Vanguard Short-Term Inflation-Protected Securities Index Fund - ETF Shares
Average Annual Returns for Periods Ended December 31, 2014
One Year	(1.37%)
Since Inception	(1.03%)
Russell 3000 Value Index | Vanguard Capital Value Fund | Vanguard Capital Value Fund - Investor Shares
Average Annual Returns for Periods Ended December 31, 2014
One Year	12.70%
Five Years	15.34%
Ten Years	7.26%
Russell 3000 Value Index | Vanguard U.S. Value Fund | Vanguard U.S. Value Fund - Investor Shares
Average Annual Returns for Periods Ended December 31, 2014
One Year	12.70%
Five Years	15.34%
Ten Years	7.26%
Barclays U.S. TIPS 0-5 Year Index | Vanguard Short-Term Inflation-Protected Securities | Vanguard Short-Term Inflation-Protected Securities Index Fund - Admiral Shares
Average Annual Returns for Periods Ended December 31, 2014
One Year	(1.13%)
Since Inception	(1.14%)
Barclays U.S. TIPS 0-5 Year Index | Vanguard Short-Term Inflation-Protected Securities | Vanguard Short-Term Inflation-Protected Securities Index Fund - Institutional Shares
Average Annual Returns for Periods Ended December 31, 2014
One Year	(1.13%)
Since Inception	(1.11%)
Barclays U.S. TIPS 0-5 Year Index | Vanguard Short-Term Inflation-Protected Securities | Vanguard Short-Term Inflation-Protected Securities Index Fund - Investor Shares
Average Annual Returns for Periods Ended December 31, 2014
One Year	(1.13%)
Since Inception	(1.14%)
Barclays U.S. TIPS 0-5 Year Index | Vanguard Short-Term Inflation-Protected Securities | Vanguard Short-Term Inflation-Protected Securities Index Fund - ETF Shares
Average Annual Returns for Periods Ended December 31, 2014
One Year	(1.13%)
Since Inception	(1.14%)